MANAGEMENT AGREEMENTS AND FORTRESS FUNDS (Liquid Hedge Funds, Credit Hedge Funds, Credit PE Funds) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Management Agreements [Line Items]
Investments	$ 1,121,545,000	$ 1,253,266,000	$ 1,211,684,000
Liquid Hedge Funds [Member]
Schedule of Management Agreements [Line Items]
Assets under management	8,127,688,000
Investments	167,630,000	158,920,000	180,664,000
Liquid Hedge Funds [Member] | Minimum [Member]
Schedule of Management Agreements [Line Items]
Annual management fees rate	1.00%
Incentive income rate	15.00%
Management fees rate charged to new investor	1.00%
Liquid Hedge Funds [Member] | Maximum [Member]
Schedule of Management Agreements [Line Items]
Annual management fees rate	2.00%
Incentive income rate	25.00%
Management fees rate charged to new investor	2.00%
Liquid Hedge Funds [Member] | Weighted Average [Member]
Schedule of Management Agreements [Line Items]
Annual management fees rate	1.80%
Incentive income rate	20.00%
Credit Hedge Funds [Member]
Schedule of Management Agreements [Line Items]
Investments	57,224,000	58,825,000	58,507,000
Credit Hedge Funds [Member] | Weighted Average [Member]
Schedule of Management Agreements [Line Items]
Annual management fees rate	1.00%
Credit Hedge Funds [Member] | Credit Hedge Funds self originated [Member]
Schedule of Management Agreements [Line Items]
Assets under management	5,973,116,000
Investments	57,224,000
Credit Hedge Funds [Member] | Credit Hedge Funds self originated [Member] | Minimum [Member]
Schedule of Management Agreements [Line Items]
Annual management fees rate	1.00%
Incentive income rate	10.00%
Credit Hedge Funds [Member] | Credit Hedge Funds self originated [Member] | Maximum [Member]
Schedule of Management Agreements [Line Items]
Annual management fees rate	3.00%
Incentive income rate	20.00%
Credit Hedge Funds [Member] | Credit Hedge Funds originated by others [Member]
Schedule of Management Agreements [Line Items]
Assets under management	200,285,000
Investments	0
Annual management fees rate	1.00%
Incentive income rate	5.00%
Credit Hedge Funds [Member] | Credit Hedge Funds originated by others [Member] | Weighted Average [Member]
Schedule of Management Agreements [Line Items]
Annual management fees rate	2.00%
Credit PE Funds [Member]
Schedule of Management Agreements [Line Items]
Capital commitments	15,855,192,000
Investments	183,127,000	159,044,000	166,482,000
Capital commitments drawn percentage	67.30%
Capital Commitments Period	3 years
Portion of incentive income entitled by employees as weighted average percentage	51.40%
Credit PE Funds [Member] | Employees, former employees and BOD Members [Member]
Schedule of Management Agreements [Line Items]
Capital commitments	97,164,000
Credit PE Funds [Member] | Principals [Member]
Schedule of Management Agreements [Line Items]
Capital commitments	160,720,000
Credit PE Funds [Member] | Minimum [Member]
Schedule of Management Agreements [Line Items]
Annual management fees rate	1.00%
Incentive income rate	10.00%
Incentive income threshold return rate	0.00%
Credit PE Funds [Member] | Maximum [Member]
Schedule of Management Agreements [Line Items]
Annual management fees rate	2.00%
Incentive income rate	20.00%
Incentive income threshold return rate	9.00%
Credit PE Funds [Member] | Weighted Average [Member]
Schedule of Management Agreements [Line Items]
Annual management fees rate	1.40%
Incentive income rate	19.90%
Incentive income threshold return rate	7.60%
Credit PE Funds [Member] | Fortress [Member]
Schedule of Management Agreements [Line Items]
Capital commitments	269,714,000
Credit PE Funds [Member] | Fortress's Affiliates [Member]
Schedule of Management Agreements [Line Items]
Capital commitments	663,288,000
Credit PE Funds [Member] | Parent and Affiliates [Member]
Schedule of Management Agreements [Line Items]
Capital commitments	933,002,000
Credit PE Funds [Member] | Other Funds [Member]
Schedule of Management Agreements [Line Items]
Capital commitments	405,404,000
Extend Beyond December 2016 [Member] | Credit PE Funds [Member]
Schedule of Management Agreements [Line Items]
Capital commitments	1,100,000,000
Extend Beyond December 2024 [Member] | Credit PE Funds [Member]
Schedule of Management Agreements [Line Items]
Amount of longest fund termination extended beyond specified date	$ 1,900,000,000